PREFERRED STOCK (10K) (Detail Textuals) - Series A Preferred Stock	12 Months Ended
Jun. 30, 2016 $ / shares
Class of Stock [Line Items]
Preferred stock voting rights	0.194 of a vote
Series A preferred stock annual cumulative dividend price per share (in dollars per share)	$ 1.50
Series A preferred stock, redemption price per share (in dollars per share)	11.00
Liquidation price to be received by series A preferred stock holder for each outstanding share plus all cumulative unpaid dividends (in dollars per share)	$ 10.00
Common Stock
Class of Stock [Line Items]
Preferred stock voting rights	0.194
Cumulative unpaid dividends converted into common shares, Convertible price per common share (in dollars per share)	$ 1,000